UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-09221

            The Community Reinvestment Act Qualified Investment Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                1830 Main Street
                                    Suite 204
                                Weston, FL 33326
--------------------------------------------------------------------------------
              (Address of principal executive offices)   (Zip code)

                        CITCO Mutual Fund Services, Inc.
                       83 General Warren Blvd., Suite 200
                                Malvern, PA 19355
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-877-272-1977

Date of fiscal year end:    5/31/2005

Date of reporting period:   5/31/2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.


A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  ANNUAL REPORT

The Annual Report to Shareholders for the fiscal year ended May 31, 2005 pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended, (the "1940 Act") (17 CFR 270.30e-1) is filed herewith.

                                   [GRAPHIC]

                                  ANNUAL REPORT
                                     [2005]

                                                                 [LOGO] CRA Fund
                                                                        --------
                                                                        ADVISORS

Dear Shareholder:

On behalf of the Board of Trustees of The Community Reinvestment Act Qualified Investment Fund, I am pleased to present the Annual Report to Shareholders for the year ended May 31, 2005.

Once again, the CRA Qualified Investment Fund demonstrated outstanding asset growth, consistent financial performance, and most importantly, continued success identifying and purchasing securities that finance economic and community development activities throughout the nation. In fact, during the past fiscal year, the Fund surpassed $1 billion invested in targeted, community development securities.

The impact of the Fund's investments can be seen today in all 50 states - in cities, towns, and neighborhoods - that have benefited from funding made possible by the securities purchased by the Fund.

We applaud the disciplined and productive efforts of CRAFund Advisors, registered investment advisor to the Fund, and we thank you, our shareholders, for your investments. We appreciate your continued confidence.

Sincerely,

/s/ John Taylor

John Taylor

Chairman, Board of Trustees

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
--------------------------------------------------------------------------------

TABLE OF CONTENTS

Manager's Discussion & Analysis                            2-3
Fund Profile                                               4
Expenses                                                   5
Schedule of Investments                                    6-18
Statement of Assets and Liabilities                        19
Statement of Operations                                    20
Change In Net Assets                                       21
Financial Highlights                                       22
Notes to Financial Statements                              23-27
Report of Independent Registered Public Accounting Firm    28
Trustees & Officers                                        29-30
Approval of Advisory Agreement                             31


                                       1
                                                                 [LOGO] CRA Fund
                                                                        --------
                                                                        ADVISORS

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
--------------------------------------------------------------------------------

MANAGER'S DISCUSSION & ANALYSIS

The economy showed continued momentum during 2004, as U.S. gross domestic product ("GDP") grew at a rate of 4.40% during the calendar year. Even in the face of higher oil prices and strong consumer spending, inflation remained in check.

The Federal Reserve instituted a policy of measured interest rate increases beginning in June 2004. Over the course of the fiscal year ending May 31, 2005, the Federal Open Market Committee increased the short-term Federal Funds rate a total of eight times to 3.00%. And in what Federal Reserve chairman Alan Greenspan called a "conundrum", longer-term interest rates -- as measured by the 10-year benchmark -- actually declined during the fiscal year from 4.70% to 3.98%.This led to an overall flattening in the Treasury yield curve. Corporate and mortgage spreads narrowed as well during the year.

We expect the Federal Reserve to continue its tightening campaign until the Federal Funds rate reaches the 3.50% to 4.00% range.

The CRA Qualified Investment Fund continued to perform well versus its peers. Relative to Lipper's U.S. Mortgage Funds group, the Fund is a Lipper Leader for both total return and consistent return.The Fund remains a Lipper Leader through June 30, 2005.

For the twelve-month period ending May 31, 2005, the Fund had total returns of 6.25%. For the same period the Fund's two benchmarks, the Merrill Lynch U.S. Domestic Master Index ("Merrill Lynch Index") and the Community Reinvestment Act Qualified Investment Act Composite Index, had total returns of 6.98% and 6.56%, respectively.*

CRAFund Advisors continues to manage the duration of the Fund in a narrow (20%) band around that of the Merrill Lynch Index.At the end of May, duration was 4.47 years versus the Index's duration of 4.44 years. In anticipation of higher interest rates, we plan to manage the duration of the Fund similar to or slightly below that of the Index.


*Total return figures represent past performance and do not indicate future results, which will vary.The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the total returns shown. Please call the Fund at 1-877-272-1977 to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

This shareholder report may contain certain forward-looking statements concerning the Fund that may affect the performance of the Fund in the future.These statements are based on Fund management's prediction and expectations concerning future events, such as changes in the levels of interest rates. Fund management believes these forward-looking statements to be reasonable, although they are inherently uncertain.Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

Lipper Leaders: As of 5/31/2005. Consistent return ratings reflect funds' historical risk-adjusted returns, adjusted for volatility, relative to peers.Total return ratings reflect funds' historical total return performance relative to peers.The ratings are subject to change every month and are based on an equal-weighted average of percentile rankings over the 3-, 5- and 10-year periods (if applicable).Top 20% of funds in each peer group are named Lipper Leaders; next 20% receive a score of 2 and so on. The CRA Qualified Investment Fund was rated among 74 Funds for both 3- year and 5-year periods for total return and among 74 and 60 Funds for 3-year and 5-year periods, respectively for consistent return.As of June 30, 2005 The CRA Qualified Investment Fund was rated among 72 and 60 funds for both 3 and 5-year periods for total return and consistent return. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information.
--------------------------------------------------------------------------------

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
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
                                                                                    August 30, 1999
                                               One Year Ending  Five Years Ending       through
                                                 May 31, 2005     May 31, 2005*      May 31, 2005*
                                                 ------------     -------------      -------------
Annual Total Returns
The Community Reinvestment Act                       6.25%        6.85%                6.17%
  Qualified Investment Fund
The Community Reinvestment Act                       6.56%        7.27%                6.87%
  Composite Index
Merrill Lynch Domestic Master Index                  6.98%        7.77%                7.26%

                                  [BAR CHART]

                              CRA Fund      CRA Comp. Index      Merrill Lynch
                              --------      ---------------      -------------

       08/30/99                250,000           250,000            250,000
       11/30/99                249,622           255,175            253,677
       02/29/00                250,790           254,429            254,575
       05/31/00                253,240           257,952            257,379
       08/31/00                262,963           268,587            268,745
       11/30/00                270,724           276,603            276,908
       02/28/01                281,555           287,460            288,935
       05/31/01                281,003           291,175            290,731
       08/31/01                291,451           299,937            301,575
       11/30/01                296,192           305,698            307,616
       02/28/02                298,517           310,191            310,887
       05/31/02                301,017           314,730            314,122
       08/31/02                315,492           324,206            326,678
       11/30/02                317,189           328,254            330,561
       02/28/03                329,306           336,603            342,422
       05/31/03                337,485           340,794            351,382
       08/31/03                325,437           335,905            341,270
       11/30/03                330,815           341,524            347,855
       02/29/04                339,546           349,746            357,872
       05/31/04                332,062           343,937            349,786
       08/31/04                343,037           355,006            362,175
       11/30/04                342,804           357,030            363,084
       02/28/05                345,614           360,279            366,825
      5/31/2005                352,800           366,486            374,197


*The above illustration compares a $250,000 investment made in the Fund to a broad based index, the Merrill Lynch Domestic Master Index (the "Domestic Master Index"), since 08/30/99 (inception date). The Domestic Master Index is Merrill Lynch's flagship indicator of the performance of the investment grade U.S. domestic bond market. The Domestic Master Index is comprised of outstanding debt of the U.S.Treasury, Note, and Bond, U.S.Agency, Mortgage Pass-through and U.S. Investment Grade Corporate Bond markets. In general, the Advisor believes that the Domestic Master Index is a good proxy for use as a comparison to the Fund's performance. However, the Advisor believes that there are differences between the portfolio of investments of the Domestic Master Index and the Fund. To supplement the performance comparison, the Fund's Advisor compiled The Community Reinvestment Act Qualified Fund Composite Index ("Composite Index"), which more closely tracks the asset allocation of the Fund. The Composite Index is comprised of 70% in Mortgage Master Index, 20% in A-Rated (or better) U.S. Corporate Bonds and 10% in U.S.Treasury Bills Index.

Past performance can not guarantee future results. The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects fee waivers and expense limitations in effect. In their absence, performance would be reduced. Please call the Fund at 1-877-272-1977 to obtain the most recent moth-end returns. The Fund's performance includes reinvestment of income and capital gains distributions, if any. All market indices are unmanaged and do not take into account any fees or expenses. It is not possible to invest directly in any index.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
--------------------------------------------------------------------------------
Fund Profile May 31, 2005 (unaudited)

Top Ten Holdings
(% of Net Assets)
  Virginia Housing Development Authority, 5.50%, 06/26/2034                2.52%
  Asset Management Fund Shares Ultra Short Portfolio                       2.21%
  GNMA Pool 592451, 6.64%, 03/01/2044                                      1.89%
  Texas Department of Housing & Community Affairs, 7.01%, 09/01/2026       1.49%
  CRF Affordable Housing, 5.50%, 09/01/2026                                1.45%
  Maryland Community Development Administration Department of
     Housing & Community Development, 3.04%, 05/15/2036                    1.41%
  FNMA Pool 385815, 4.77%, 01/01/2013                                      1.25%
  GNMA Pool 629305, 6.15%, 08/15/2009                                      1.17%
  FNMA Pool 387202, 4.98%, 12/01/2014                                      1.07%
  New Jersey St Housing & Mortgage Finance Agency, 3.07%, 05/01/2035       1.04%
                                                                          -----
                                                                          15.50%
                                                                          =====
Asset Allocation
(% of Net Assets)
  FGLMC Single Family                                                     12.12%
  FHA Project Loan                                                         1.52%
  FNMA Multi Family                                                       20.62%
  FNMA Single Family                                                      11.11%
  GNMA Multi Family                                                       15.52%
  GNMA Single Family                                                       0.08%
  HUD                                                                      0.02%
  Municipal Bonds                                                         37.77%
  SBA                                                                      1.13%
  Short Term Investments                                                   2.66%
  Miscellaneous Investments                                                3.85%
  Liabilities in Excess of other Assets                                  (6.40)%
                                                                         ------
                                                                         100.00%
                                                                         ======

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
--------------------------------------------------------------------------------
Expenses May 31, 2005 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: transaction costs, such as wire fees; and ongoing costs, including management fees and distribution (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the six month period of December 31, 2004 through May 31, 2005.

Actual expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would be higher.

                                                                 Expenses Paid
                                                                During Period*
                             Beginning           Ending        December 31, 2004
                           Account Value     Account Value          Through
                         December 31, 2004    May 31, 2005       May 31, 2005
                         -----------------    ------------       ------------
Actual                       $1,000.00         $1,029.20             $4.86
Hypothetical
  (5% return before
  expenses)                   1,000.00          1,020.20              4.84

* Expenses are equal to the Fund's annualized expense ratio of 0.96 %, which is net of any fee waivers, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 2.92 % for the fiscal period of December 31, 2004 to May 31, 2005.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
--------------------------------------------------------------------------------
Schedule of Investments May 31, 2005

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 62.19%                                                 Principal
FGLMC Single Family - 12.12%                                           Amount             Value
                                                                       ------             -----
Pool A10358, 5.00%, 06/01/2033                                       $1,673,481        $1,673,742
Pool A12765, 5.00%, 08/01/2033                                        2,173,487         2,173,826
Pool A15504, 5.00%, 10/01/2033                                        1,173,427         1,173,610
Pool A19041, 5.00%, 02/01/2034                                        1,017,353         1,016,932
Pool A20319, 5.00%, 03/01/2034                                        1,235,409         1,234,897
Pool A23251, 5.00%, 05/01/2034                                        1,077,709         1,077,262
Pool A30453, 5.00%, 12/01/2034                                        1,071,627         1,071,183
Pool A33164, 5.00%, 01/01/2035                                        1,079,037         1,078,590
Pool A34544, 5.00%, 04/01/2035                                        3,210,167         3,208,003
Pool A38831, 5.00%, 04/01/2035                                        1,990,843         1,989,501
Pool A45069, 5.00%, 05/01/2035                                        1,001,460         1,000,785
Pool A15506, 5.50%, 10/01/2033                                        2,117,458         2,151,629
Pool A16092, 5.50%, 11/01/2033                                        1,646,610         1,673,183
Pool A16466, 5.50%, 11/01/2033                                        1,534,717         1,559,485
Pool A17987, 5.50%, 01/01/2034                                        1,795,284         1,823,179
Pool A17988, 5.50%, 01/01/2034                                        5,301,915         5,384,296
Pool A18418, 5.50%, 01/01/2034                                        1,844,784         1,873,448
Pool A19042, 5.50%, 02/01/2034                                        1,470,314         1,493,160
Pool A19043, 5.50%, 02/01/2034                                        2,370,351         2,407,181
Pool A19762, 5.50%, 03/01/2034                                        1,339,837         1,360,655
Pool A23250, 5.50%, 05/01/2034                                        1,201,035         1,219,697
Pool A26091, 5.50%, 08/01/2034                                        3,996,035         4,058,126
Pool A28165, 5.50%, 10/01/2034                                        2,220,048         2,254,543
Pool A28167, 5.50%, 10/01/2034                                        1,722,445         1,749,208
Pool A30452, 5.50%, 12/01/2034                                        1,727,838         1,754,685
Pool A33163, 5.50%, 01/01/2035                                        1,649,245         1,674,933
Pool A34530, 5.50%, 04/01/2035                                        1,405,223         1,427,110
Pool C72447, 5.50%, 10/01/2032                                          903,080           918,205
Pool C72676, 5.50%, 10/01/2032                                          973,828           990,138
Pool C72677, 5.50%, 11/01/2032                                          964,347           980,498
Pool C74225, 5.50%, 11/01/2032                                          855,866           870,200
Pool C75088, 5.50%, 12/01/2032                                          763,156           775,937
Pool C76060, 5.50%, 01/01/2033                                        1,220,294         1,239,987
Pool C77015, 5.50%, 02/01/2033                                        1,476,688         1,500,519
Pool C79010, 5.50%, 04/01/2033                                        1,511,795         1,536,192
Pool C79063, 5.50%, 04/01/2033                                          946,957           962,239
Pool C79557, 5.50%, 04/01/2033                                        1,065,922         1,083,774
Pool C79659, 5.50%, 05/01/2033                                        1,858,401         1,888,392
Pool A15513, 6.00%, 10/01/2033                                          871,490           895,753
Pool A26090, 6.00%, 08/01/2034                                          896,044           920,734
Pool B31165, 6.00%, 12/01/2031                                          419,893           432,176
Pool C61762, 6.00%, 12/01/2031                                          199,564           205,401
Pool C70994, 6.00%, 09/01/2032                                          644,993           663,458
Pool C72004, 6.00%, 09/01/2032                                          581,344           597,986
Pool C74224, 6.00%, 11/01/2032                                          459,880           473,045
Pool C74648, 6.00%, 11/01/2032                                          520,544           535,445
Pool C74651, 6.00%, 11/01/2032                                           85,516            87,964
Pool C75089, 6.00%, 12/01/2032                                          456,814           469,891
Pool C76059, 6.00%, 01/01/2033                                          698,922           718,930
Pool C77393, 6.00%, 02/01/2033                                          644,287           662,225
Pool B31166, 6.50%, 12/01/2031                                          351,230           365,258
Pool C38992, 6.50%, 12/01/2029                                          570,294           593,628
Pool C50755, 6.50%, 03/01/2031                                          231,738           240,994
Pool C54246, 6.50%, 07/01/2031                                           88,798            92,345
Pool C58863, 6.50%, 09/01/2031                                          152,901           159,011

The accompanying notes are an integral part of the financial statement.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
--------------------------------------------------------------------------------

Pool C59148, 6.50%, 10/01/2031                                          218,198           226,913
Pool C61764, 6.50%, 12/01/2031                                          187,096           194,569
Pool C63392, 6.50%, 01/01/2032                                          184,684           191,961
Pool C64625, 6.50%, 02/01/2032                                          536,164           557,289
Pool C65420, 6.50%, 03/01/2032                                          253,704           263,700
Pool C66762, 6.50%, 05/01/2032                                          200,429           208,326
Pool C66763, 6.50%, 05/01/2032                                          758,790           788,687
Pool C66830, 6.50%, 05/01/2032                                          251,294           261,196
Pool C68518, 6.50%, 06/01/2032                                          419,469           435,996
Pool C72446, 6.50%, 08/01/2032                                          448,746           466,427
Pool C41299, 7.50%, 08/01/2030                                           99,381           106,631
                                                                                     ------------
                                                                                       75,124,869
                                                                                     ============

FHA Project Loan - 1.52%
FHA Project Loan
034-35271, 6.95%, 11/01/2025 (a)                                        430,432           452,470
034-35272, 6.95%, 11/01/2025 (a)                                        426,597           448,438
130, 7.43%, 08/25/2021 (a)                                            1,811,895         1,811,895
WM 2002-1, 7.43%, 08/01/2019 (a)                                      1,794,561         1,797,971
031-43178, 8.40%, 05/01/2030 (a)                                      4,733,460         4,946,466
                                                                                     ------------
                                                                                        9,457,240
                                                                                     ============

FNMA Multi Family - 20.62%
Pool 387425, 4.76%, 06/01/2015 (a)                                    6,000,000         6,046,800
Pool 387399, 5.46%, 08/01/2020 (a)                                      302,000           316,345
Pool 386923, 3.87%, 04/01/2011                                          491,994           476,637
Pool 386380, 4.21%, 07/01/2013                                        1,706,424         1,680,297
Pool 386418, 4.35%, 08/01/2013                                        2,925,701         2,905,145
Pool 386925, 4.36%, 04/01/2014                                        3,143,802         3,116,156
Pool 387459, 4.48%, 06/01/2011                                        1,200,000         1,208,280
Pool 386084, 4.56%, 01/01/2012                                          626,041           627,477
Pool 386219, 4.60%, 06/01/2013                                        2,921,034         2,945,776
Pool 386947, 4.62%, 11/01/2014                                        3,972,339         4,003,156
Pool 386602, 4.66%, 10/01/2013                                        2,939,537         2,973,730
Pool 386432, 4.75%, 08/01/2013                                        2,124,043         2,162,241
Pool 385815, 4.77%, 01/01/2013                                        7,605,940         7,743,676
Pool 386862, 4.78%, 05/01/2014                                        1,973,058         2,011,912
Pool 387286, 4.78%, 03/01/2015                                        4,590,973         4,675,042
Pool 387240, 4.79%, 03/01/2013                                        1,696,309         1,729,276
Pool 387159, 4.83%, 12/01/2014                                        1,176,933         1,202,974
Pool 387284, 4.84%, 03/01/2015                                          997,806         1,020,341
Pool 385844, 4.85%, 02/01/2013                                          910,007           921,790
Pool 387273, 4.89%, 02/01/2015                                        1,295,752         1,329,760
Pool 387277, 4.89%, 02/01/2015                                        1,395,425         1,432,049
Pool 386968, 4.92%, 05/01/2014                                        5,638,532         5,795,757
Pool 386582, 4.93%, 10/01/2012                                        1,491,116         1,533,957
Pool 387202, 4.98%, 12/01/2014                                        6,417,102         6,623,200
Pool 387109, 5.02%, 09/01/2014                                          993,113         1,026,812
Pool 386980, 5.04%, 06/01/2014                                        1,285,078         1,330,274
Pool 385986, 5.06%, 03/01/2021                                        1,481,710         1,501,249
Pool 386106, 5.10%, 10/01/2018                                          264,056           261,156
Pool 387433, 5.11%, 06/01/2033                                        1,000,000         1,020,300
Pool 387289, 5.12%, 07/01/2029                                        3,717,593         3,806,024
Pool 386104, 5.185%, 04/01/2021                                         386,711           393,445
Pool 387215, 5.19%, 01/01/2023                                          777,356           791,739
Pool 387216, 5.19%, 01/01/2023                                          606,884           616,620
Pool 387438, 5.19%, 06/01/2020 (a)                                      500,000           520,200
Pool 385993, 5.23%, 04/01/2021                                        4,879,567         4,979,066

The accompanying notes are an integral part of the financial statement.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
--------------------------------------------------------------------------------

Pool 386892, 5.23%, 04/01/2022                                          571,658           592,978
Pool 387349, 5.31%, 04/01/2020                                        2,297,715         2,419,675
Pool 387312, 5.33%, 04/01/2035                                        2,997,087         3,027,933
Pool 386613, 5.39%, 10/01/2021                                        2,170,505         2,320,200
Pool 387158, 5.48%, 11/01/2022                                        3,049,473         3,233,274
Pool 385783, 5.50%, 01/01/2021                                        4,507,326         4,700,190
Pool 386686, 5.52%, 12/01/2021                                          983,705         1,062,874
Pool 386730, 5.56%, 01/01/2022                                        3,348,386         3,510,454
Pool 386969, 5.70%, 05/01/2009 (a)                                      636,677           650,875
Pool 386991, 5.86%, 06/01/2022                                          495,684           537,698
Pool 386464, 5.88%, 08/01/2021                                        2,853,726         3,093,879
Pool 387005, 5.95%, 06/01/2022                                          749,631           821,146
Pool 387046, 6.11%, 10/01/2022                                          653,534           713,742
Pool 385327, 6.16%, 08/01/2017                                          485,671           524,545
Pool 384215, 6.20%, 09/01/2016                                        1,149,443         1,209,363
Pool 380556, 6.315%, 08/01/2011                                       1,829,914         1,977,012
Pool 383486, 6.33%, 04/01/2019                                          622,325           686,839
Pool 384990, 6.57%, 04/01/2020                                          194,114           215,550
Pool 384201, 6.58%, 11/01/2026                                          807,341           921,512
Pool 380240, 6.59%, 05/01/2016                                        1,046,755         1,101,702
Pool 384719, 6.59%, 02/01/2017                                        1,456,373         1,656,561
Pool 383604, 6.645%, 05/01/2016                                         668,002           749,952
Pool 383145, 6.85%, 02/01/2019                                        2,052,583         2,336,011
Pool 385051, 6.89%, 05/01/2020                                        2,338,722         2,698,228
Pool 385052, 6.89%, 05/01/2020                                          747,231           862,243
Pool 386046, 7.22%, 04/01/2021                                        2,847,661         3,380,359
Pool TBA, 5.21%, 06/01/2035 (a)                                       2,000,000         2,086,600
                                                                                     ------------
                                                                                      127,820,054
                                                                                     ============

FNMA Single Family - 11.11%
Pool 670266, 5.00%, 01/01/2018                                          646,399           654,710
Pool 702422, 5.00%, 06/01/2033                                          433,375           433,821
Pool 736982, 5.00%, 09/01/2033                                        1,483,672         1,485,197
Pool 755547, 5.00%, 10/01/2033                                        1,452,479         1,453,972
Pool 776854, 5.00%, 11/01/2034                                        1,104,092         1,104,615
Pool 779566, 5.00%, 05/01/2034                                        1,869,488         1,870,375
Pool 783885, 5.00%, 12/01/2034                                        1,171,987         1,172,542
Pool 786518, 5.00%, 05/01/2034                                        1,320,594         1,321,220
Pool 808194, 5.00%, 03/01/2035                                        1,363,798         1,364,078
Pool 809308, 5.00%, 01/01/2035                                        1,469,424         1,470,120
Pool 674879, 5.50%, 01/01/2033                                          215,183           218,560
Pool 677877, 5.50%, 11/01/2032                                          367,032           372,792
Pool 696281, 5.50%, 02/01/2033                                          206,872           210,118
Pool 720036, 5.50%, 07/01/2033                                          706,878           717,546
Pool 736983, 5.50%, 10/01/2033                                          973,845           988,541
Pool 776709, 5.50%, 05/01/2034                                        1,156,753         1,173,383
Pool 779567, 5.50%, 05/01/2034                                        1,192,381         1,209,523
Pool 783867, 5.50%, 09/01/2034                                        1,581,691         1,604,430
Pool 783869, 5.50%, 11/01/2034                                        3,182,934         3,228,692
Pool 783891, 5.50%, 12/01/2034                                        4,445,982         4,509,898
Pool 783927, 5.50%, 10/01/2034                                        3,642,581         3,694,947
Pool 796896, 5.50%, 10/01/2034                                        2,425,319         2,460,185
Pool 808195, 5.50%, 02/01/2035                                        1,037,414         1,052,327
Pool 808202, 5.50%, 01/01/2035                                        2,983,689         3,026,583
Pool 808212, 5.50%, 02/01/2035                                        1,564,709         1,587,203
Pool 809305, 5.50%, 01/01/2035                                        1,326,784         1,345,857
Pool 809306, 5.50%, 01/01/2035                                          947,315           960,934
Pool 809307, 5.50%, 01/01/2035                                        3,126,368         3,171,313

The accompanying notes are an integral part of the financial statement.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
--------------------------------------------------------------------------------

Pool 809309, 5.50%, 01/01/2035                                        3,145,693         3,190,916
Pool 814622, 5.50%, 02/01/2035                                        3,851,728         3,907,397
Pool 815003, 5.50%, 03/01/2035                                        1,943,470         1,971,559
Pool 614014, 6.00%, 11/01/2031                                          437,868           451,106
Pool 614022, 6.00%, 11/01/2031                                           93,217            96,035
Pool 624093, 6.00%, 02/01/2032                                          355,253           365,994
Pool 624108, 6.00%, 03/01/2032                                          452,898           466,311
Pool 783736, 6.00%, 07/01/2034                                        1,264,528         1,300,359
Pool 783866, 6.00%, 09/01/2034                                        3,333,582         3,428,039
Pool 783870, 6.00%, 11/01/2034                                        1,139,528         1,171,817
Pool 783925, 6.00%, 10/01/2034                                        1,205,434         1,239,590
Pool 786519, 6.00%, 07/01/2034                                        2,541,422         2,613,433
Pool 794353, 6.00%, 08/01/2034                                        1,588,011         1,633,007
Pool 796897, 6.00%, 09/01/2034                                          998,146         1,026,428
Pool 809310, 6.00%, 01/01/2035                                        1,110,838         1,142,314
Pool 601826, 6.50%, 09/01/2031                                          240,055           249,907
Pool 624109, 6.50%, 03/01/2032                                          446,196           464,221
Pool 641885, 6.50%, 03/01/2032                                          272,285           283,284
                                                                                     ------------
                                                                                       68,865,199
                                                                                     ============

GNMA Multi Family - 15.52%
Pool TBA, 5.22%, 07/01/2035 (a)                                       1,194,600         1,280,372
Pool TBA, 5.35%, 06/01/2035 (a)                                       2,167,400         2,317,384
Pool 636349, 5.45%, 10/15/2007 (a)                                    2,388,600         2,518,062
Pool TBA, 6.00%, 07/01/2035 (a)                                         448,800           499,559
Pool 2004-103 A, 3.878%, 12/16/2019                                     736,461           728,293
Pool 635290, 4.46%, 04/01/2035 (a)                                    4,234,100         4,269,667
Pool 2005-10 C, 4.667%, 08/16/2029                                    1,000,000         1,001,886
Pool 2005-34 B, 4.739%, 05/16/2021                                    5,800,000         5,862,901
Pool 631787, 4.99%, 06/15/2006 (a)                                    5,390,000         5,455,219
Pool 610013, 5.14%, 06/15/2033                                          705,474           719,406
Pool 626425, 5.17%, 06/15/2009 (a)                                    3,150,000         3,170,475
Pool 450826, 5.18%, 10/15/2031                                          976,070           997,240
Pool 634273, 5.25%, 12/15/2045 (a)                                    2,667,500         2,709,913
Pool 634275, 5.25%, 12/15/2025 (a)                                    1,130,800         1,146,857
Pool 637898, 5.40%, 03/15/2032                                          536,582           555,492
Pool 450821, 5.45%, 05/15/2045 (a)                                    3,097,000         3,312,551
Pool 593518, 5.45%, 04/15/2033                                          243,330           252,743
Pool 610153, 5.45%, 07/15/2033                                          115,250           119,794
Pool 621045, 5.50%, 11/15/2008 (a)                                    3,475,400         3,567,846
Pool 593486, 5.545%, 12/15/2045 (a)                                   3,557,000         3,650,549
Pool 593488, 5.545%, 12/15/2028 (a)                                   1,529,200         1,564,830
Pool 629317, 5.55%, 04/15/2007 (a)                                    4,440,000         4,655,340
Pool 618940, 5.60%, 09/15/2033                                          757,950           799,867
Pool 629835, 5.65%, 05/15/2034                                          529,600           562,060
Pool 607550, 5.75%, 02/15/2033                                        1,165,559         1,236,843
Pool 610167, 5.75%, 09/15/2033                                        1,415,801         1,507,104
Pool 617920, 5.75%, 11/15/2033                                          525,447           560,179
Pool 626437, 5.75%, 08/15/2034 (a)                                      466,695           478,735
Pool 634988, 5.75%, 11/15/2022                                          790,726           842,660
Pool 625832, 5.80%, 10/15/2031                                        1,719,420         1,843,575
Pool 610173, 5.85%, 11/15/2031                                        1,981,059         2,122,410
Pool 638907, 5.875%, 01/15/2007 (a)                                   1,362,100         1,451,726
Pool 593482, 6.00%, 06/15/2045                                          851,400           912,102
Pool 593484, 6.00%, 06/15/2025                                          514,196           550,857
Pool 593502, 6.00%, 02/15/2028                                          471,030           505,747
Pool 610707, 6.00%, 06/15/2033                                          244,480           263,502
Pool 614006, 6.00%, 10/15/2033                                          243,700           263,664

The accompanying notes are an integral part of the financial statement.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
--------------------------------------------------------------------------------

Pool 625829, 6.00%, 09/15/2034                                        2,134,074         2,331,574
Pool 597682, 6.125%, 05/15/2033                                         730,344           795,470
Pool 629305, 6.15%, 08/15/2009 (a)                                    6,676,000         7,268,829
Pool 572704, 6.35%, 01/15/2032                                          825,063           899,552
Pool 586122, 6.375%, 09/15/2030                                         546,485           600,004
Pool 624092, 6.50%, 03/15/2031                                          482,357           540,903
Pool 592451, 6.64%, 10/15/2005 (a)                                   11,647,300        11,720,678
Pool 536576, 6.75%, 09/15/2036                                        1,603,904         1,775,787
Pool 544414, 6.82%, 04/15/2042                                          677,906           765,470
Pool 583872, 7.00%, 05/15/2032                                          834,323           945,474
Pool 586120, 7.00%, 09/15/2032                                          783,033           890,708
Pool 591458, 7.00%, 07/15/2031                                          751,402           852,729
Pool 569132, 7.07%, 01/15/2035                                          651,568           726,309
Pool 583902, 7.25%, 07/15/2030                                          458,255           517,076
Pool 591450, 7.50%, 07/15/2032                                          932,287         1,059,228
Pool 465598, 7.745%, 10/15/2035                                         271,922           301,103
                                                                                     ------------
                                                                                       96,248,304
                                                                                     ============

GNMA Single Family - 0.08%
Pool 582048, 6.50%, 01/15/2032                                          172,119           180,449
Pool 530199, 7.00%, 03/20/2031                                          222,469           234,764
Pool 547302, 7.50%, 02/20/2031                                           85,800            91,598
                                                                                     ------------
                                                                                          506,811
                                                                                     ============

HUD - 0.02%
Housing Urban Development
Series 97-A, 7.13%, 08/01/2017                                          140,000           148,304
                                                                                     ------------

SBA - 1.13%
Small Business Association
Pool 507190, 2.75%, 02/25/2030                                        2,792,094         2,772,851
Pool 507253, 2.75%, 05/01/2035 (a)                                    4,236,553         4,231,469
                                                                                     ------------
                                                                                        7,004,320
                                                                                     ============

TOTAL U.S. GOVERNMENT &
AGENCY OBLIGATIONS (Cost $380,778,393)                                               $385,597,831
                                                                                     ------------

MUNICIPAL BONDS - 37.77%

Arizona - 0.04%
Maricopa County Industrial Development Authority
3.00%, 06/15/2035 (b)                                                   250,000           250,000
                                                                                     ------------

Arkansas - 0.27%
Arkansas Development Finance Authority
3.45%, 10/01/2007                                                       660,000           652,707
5.75%, 10/01/2021                                                       980,000         1,017,642
                                                                                     ------------
                                                                                        1,670,349
                                                                                     ============

California - 2.32%
California Housing Finance Agency
1.82%, 02/01/2025 (b)                                                 1,000,000         1,000,000
2.85%, 08/01/2036 (b)                                                   250,000           250,000
3.08%, 08/01/2029 (b)                                                   610,000           610,000
California Rural Home Mortgage Finance Authority
6.15%, 12/01/2029                                                     5,000,000         5,319,600

The accompanying notes are an integral part of the financial statement.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
--------------------------------------------------------------------------------

California Statewide Communities Development Authority
3.02%, 08/01/2039 (b)                                                   850,000           850,000
4.50%, 01/01/2006                                                        75,000            75,240

Los Angeles Community Redevelopment Agency
3.07%, 12/01/2038 (b)                                                   250,000           250,000
5.83%, 12/01/2017                                                     1,000,000         1,081,770

Napa Community Redevelopment Agency
5.60%, 09/01/2018                                                       500,000           524,845

Sacramento County Housing Authority
7.65%, 09/01/2015                                                     1,345,000         1,477,173

San Diego Family Housing
3.30%, 07/01/2035 (b)(c)                                                600,000           600,000

San Diego Redevelopment Agency
2.30%, 09/01/2005                                                       180,000           179,626
3.00%, 09/01/2006                                                       185,000           183,145
3.50%, 09/01/2007                                                       185,000           183,024
4.00%, 09/01/2008                                                       195,000           194,403
4.30%, 09/01/2009                                                       200,000           199,682
6.25%, 09/01/2013                                                     1,240,000         1,385,278
                                                                                     ------------
                                                                                       14,363,786
                                                                                     ============

Colorado - 0.46%
Colorado Housing & Finance Authority
3.08%, 05/01/2041 (b)                                                 1,000,000         1,000,000
5.22%, 05/01/2036                                                     1,500,000         1,522,590
7.125%, 10/01/2012                                                      320,000           337,037
                                                                                     ------------
                                                                                        2,859,627
                                                                                     ============

Connecticut - 1.10%
Connecticut Housing Finance Authority
2.00%, 05/15/2026 (b)                                                   500,000           500,000
2.17%, 11/15/2005                                                       500,000           498,170
2.43%, 11/15/2005                                                       425,000           423,937
3.44%, 11/15/2008                                                       110,000           108,380
3.49%, 11/15/2007                                                       455,000           451,092
3.77%, 11/15/2009                                                       100,000            99,029
3.88%, 11/15/2008                                                       465,000           464,693
3.96%, 11/15/2010                                                       100,000            99,610
4.16%, 11/15/2011                                                        50,000            50,111
4.34%, 11/15/2012                                                       560,000           563,181
5.34%, 11/15/2018                                                       182,000           191,415
5.85%, 11/15/2022                                                     2,570,000         2,765,808
6.07%, 11/15/2033 (b)                                                   500,000           500,000

Connecticut State Health & Educational Facility Authority
6.125%, 07/01/2018                                                       95,000            95,285
                                                                                     ------------
                                                                                        6,810,711
                                                                                     ============

Delaware - 0.12%
Delaware State Housing Authority
4.00%, 07/01/2020                                                       715,000           718,239
                                                                                     ------------

The accompanying notes are an integral part of the financial statement.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
--------------------------------------------------------------------------------

Florida - 3.27%
Broward County Housing Finance Authority
5.00%, 11/01/2008                                                       440,000           447,705

Collier County Housing Finance Authority
1.82%, 07/15/2034 (b)                                                 1,895,000         1,895,000

Florida Housing Finance Corp.
1.55%, 06/19/2005                                                     4,000,000         3,996,960
1.86%, 06/15/2036 (b)                                                   500,000           500,000
3.07%, 01/01/2045 (a)(b)                                                500,000           500,000
3.07%, 01/01/2044 (b)                                                 5,000,000         5,000,000
6.85%, 04/01/2021                                                       355,000           389,339
7.875%, 07/01/2015 (a)                                                  490,000           549,437

Hillsborough County Housing Finance Authority Multi Family Revenue
3.00%, 11/15/2031 (b)                                                   500,000           500,000

Miami-Dade County Housing Finance Authority
3.80%, 09/01/2012                                                       200,000           197,688
4.00%, 06/01/2016                                                     1,610,000         1,542,525
4.625%, 11/01/2014                                                      315,000           317,189
6.60%, 08/01/2016                                                       450,000           483,543
7.15%, 01/01/2019                                                       295,000           329,577

Miami-Dade County Industrial Development Authority
2.99%, 05/01/2028 (b)                                                 3,120,000         3,120,000

Palm Beach County Housing Finance Authority Housing Revenue
4.50%, 12/01/2015                                                       500,000           506,420
                                                                                     ------------
                                                                                       20,275,383
                                                                                     ============

Georgia - 0.42%
Fulton County Housing Authority
6.30%, 10/15/2014                                                       590,000           632,622

Georgia State Housing & Finance Authority
4.55%, 06/01/2020                                                     1,465,000         1,465,000
4.875%, 12/01/2024 (b)                                                  500,000           510,480
                                                                                     ------------
                                                                                        2,608,102
                                                                                     ============
Idaho - 0.02%
Idaho Housing & Finance Association
1.60%, 07/01/2006                                                       100,000            97,835
                                                                                     ------------
Illinois - 1.91%
City of Chicago
3.08%, 03/01/2033 (b)                                                   500,000           500,000

Illinois Housing Development Authority
1.45%, 08/01/2006                                                       390,000           379,989
1.75%, 08/01/2007                                                       455,000           440,995
1.86%, 05/01/2027 (b)                                                   500,000           500,000
3.00%, 08/01/2035 (b)                                                 1,000,000         1,000,000
3.15%, 08/01/2034 (b)                                                   250,000           250,000
4.55%, 12/01/2009                                                     2,785,000         2,828,446
5.50%, 12/01/2014                                                     2,000,000         2,098,240
6.21%, 06/01/2026                                                     1,320,000         1,431,580

The accompanying notes are an integral part of the financial statement.

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--------------------------------------------------------------------------------

7.82%, 06/01/2022                                                     2,020,000         2,060,400
8.28%, 09/01/2006                                                        15,000            15,371

Upper Illinois River Valley Development Authority
7.85%, 02/01/2007                                                       300,000           311,496
                                                                                     ------------
                                                                                       11,816,517
                                                                                     ============

Indiana - 1.26%
City of Elkhart
6.60%, 05/20/2014                                                       465,000           512,351

Indiana Health Facility Financing Authority
2.95%, 11/01/2020 (b)                                                   965,000           965,000

Indiana Housing Finance Authority
2.20%, 07/01/2007                                                       335,000           328,390
2.30%, 07/01/2035                                                     1,500,000         1,494,555
7.34%, 07/01/2030                                                     4,120,000         4,509,917
                                                                                     ------------
                                                                                        7,810,213
                                                                                     ============

Iowa - 0.14%
Iowa Finance Authority
6.55%, 12/01/2015                                                       830,000           902,027
                                                                                     ------------

Kentucky - 0.37%
Kentucky Housing Corp.
1.86%, 01/01/2034 to 01/01/2035 (b)                                   2,025,000         2,025,000
5.45%, 07/01/2021                                                       100,000           104,336
5.75%, 01/01/2012                                                       150,000           156,160
                                                                                     ------------
                                                                                        2,285,496
                                                                                     ============

Louisiana - 0.21%
Louisiana Housing Finance Agency
5.04%, 06/01/2033                                                       360,000           365,386

Louisiana Public Facilities Authority
3.58%, 07/01/2020 to 07/01/2021 (b)                                     950,000           950,000
                                                                                     ------------
                                                                                        1,315,386
                                                                                     ============

Maryland - 1.90%
Maryland Community Development Administration
Department of Housing & Community Development
2.97%, 09/01/2035 (b)                                                 3,000,000         3,000,000
3.04%, 05/15/2036 (b)                                                 8,750,000         8,750,000
                                                                                     ------------
                                                                                       11,750,000
                                                                                     ============

Massachusetts - 1.10%

Massachusetts Development Finance Agency
4.85%, 09/01/2013                                                        25,000            26,030

Massachusetts Housing Finance Agency
2.94%, 12/01/2037 (b)                                                 1,800,000         1,800,000
5.27%, 12/01/2013                                                     1,360,000         1,405,587
5.50%, 07/01/2013                                                       380,000           404,544
5.54%, 12/01/2025                                                     3,210,000         3,210,000
                                                                                     ------------
                                                                                        6,846,161
                                                                                     ============

The accompanying notes are an integral part of the financial statement.

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--------------------------------------------------------------------------------

Michigan - 0.32%
Michigan State Housing Development Authority
1.29%, 06/01/2034 (b)                                                 2,000,000         2,000,000
                                                                                     ------------

Minnesota - 0.08%
St. Paul Housing & Redevelopment Authority
5.14%, 09/01/2013                                                       500,000           507,005
                                                                                     ------------

Missouri - 0.20%
Missouri Housing Development Commission
4.00%, 09/01/2023                                                       650,000           693,206
4.15%, 09/25/2025                                                       467,961           470,113
6.00%, 03/01/2032                                                        35,000            37,610
6.67%, 03/01/2029                                                        20,000            20,778
                                                                                     ------------
                                                                                        1,221,707
                                                                                     ============

Nebraska - 0.04%
Nebraska Investment Finance Authority
3.08%, 09/01/2033 (b)                                                   250,000           250,000
                                                                                     ------------

Nevada - 1.07%
City of Las Vegas
3.01%, 04/01/2030 (b)                                                   500,000           500,000

Nevada Housing Division
3.00%, 04/01/2031 to 10/01/2035 (b)                                   1,495,000         1,495,000
3.06%, 10/15/2035 (b)                                                   800,000           800,000
3.83%, 10/01/2013                                                     2,005,000         1,993,411
4.00%, 04/01/2007                                                       205,000           204,311
5.11%, 04/01/2017                                                       235,000           247,843
5.41%, 10/01/2014                                                     1,075,000         1,121,687
5.70%, 10/01/2006                                                       250,000           249,805
                                                                                     ------------
                                                                                        6,612,057
                                                                                     ============

New Jersey - 3.41%
Camden County Improvement Authority
3.07%, 07/01/2029 (b)                                                   425,000           425,000

City of Elizabeth
7.00%, 08/01/2010                                                       115,000           115,664
7.18%, 08/01/2013                                                       125,000           125,720

New Jersey State Housing & Mortgage Finance Agency
1.11%, 05/01/2033 (b)                                                 2,325,000         2,325,000
1.75%, 11/01/2005                                                       210,000           208,664
3.00%, 11/01/2034 (b)                                                 1,150,000         1,150,000
3.07%, 05/01/2035 (b)                                                 6,450,000         6,450,000
3.15%, 10/01/2023 (b)                                                 2,000,000         2,000,000
3.17%, 11/01/2039 (b)                                                 4,000,000         4,000,000
8.07%, 05/01/2016                                                     1,260,000         1,316,309

Union County Improvement Authority
4.00%, 09/15/2008                                                     3,000,000         2,999,850
                                                                                     ------------
                                                                                       21,116,207
                                                                                     ============

The accompanying notes are an integral part of the financial statement.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
--------------------------------------------------------------------------------

New Mexico - 0.42%
New Mexico Mortgage Finance Authority

4.625%, 03/01/2013                                                      500,000           510,575
7.58%, 09/01/2027                                                     1,950,000         2,084,433
                                                                                     ------------
                                                                                        2,595,008
                                                                                     ============

New York - 0.74%
City of Binghamton
7.00%, 08/01/2010                                                        90,000            90,668
7.18%, 08/01/2013                                                       140,000           141,091

New York City Housing Development Corp.
3.03%, 12/01/2036 to 12/15/2037 (b)                                   2,000,000         2,000,000
4.25%, 11/01/2009                                                     1,050,000         1,052,058
4.43%, 11/01/2010                                                     1,120,000         1,127,459

New York State Housing Finance Agency
8.11%, 11/15/2038                                                       170,000           184,290
                                                                                     ------------
                                                                                        4,595,566
                                                                                     ============

North Carolina - 0.02%
North Carolina Housing Finance Agency
4.90%, 01/01/2024                                                       145,000           145,668
                                                                                     ------------

Ohio - 0.31%
City of Cleveland
2.48%, 11/01/2005                                                       500,000           497,775

County of Cuyahoga
5.10%, 06/01/2018                                                       730,000           741,563

Ohio Housing Finance Agency
1.07%, 09/01/2033 (b)                                                   435,000           435,000
1.68%, 09/01/2035 (b)                                                   250,000           250,000
                                                                                     ------------
                                                                                        1,924,338
                                                                                     ============

Oregon - 0.10%
City of Portland
3.10%, 12/15/2024 (b)                                                   600,000           600,000
                                                                                     ------------

Pennsylvania - 1.29%
Pennsylvania Housing Finance Agency
2.95%, 07/01/2020 (b)                                                 2,400,000         2,400,000
2.98%, 04/01/2035 (b)                                                 1,000,000         1,000,000
3.00%, 07/01/2020 (b)                                                 1,960,000         1,960,000
3.02%, 04/01/2034 (b)                                                 1,000,000         1,000,000

Quakertown General Authority
6.05%, 07/20/2017                                                       810,000           891,956

York County Industrial Development Authority
6.70%, 10/01/2012                                                       700,000           764,701
                                                                                     ------------
                                                                                        8,016,657
                                                                                     ------------

South Dakota - 0.25%
South Dakota Housing Development Authority
2.95%, 05/01/2032 (b)                                                 1,550,000         1,550,000
                                                                                     ------------

The accompanying notes are an integral part of the financial statement.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
--------------------------------------------------------------------------------

Tennessee - 0.04%
Tennessee Housing Development Agency
2.80%, 01/01/2007                                                       250,000           248,430
                                                                                     ------------

Texas - 3.89%
Bexar County Housing Finance Corp.
5.50%, 02/20/2009                                                       265,000           271,108

Nueces County Housing Finance Corp.
8.25%, 07/01/2005                                                        50,000            50,133

Tarrant County Housing Finance Corp.
4.50%, 12/01/2005                                                        70,000            70,288

Texas Department of Housing & Community Affairs
3.12%, 07/01/2022 (b)                                                 2,100,000         2,100,000
7.01%, 09/01/2026                                                     8,455,000         9,266,596

Texas Public Finance Authority
2.00%, 06/15/2005                                                       500,000           500,079
2.125%, 12/15/2005                                                    5,775,000         5,738,156
2.625%, 06/15/2006                                                    5,000,000         4,946,950
3.125%, 06/15/2007                                                    1,000,000           984,980

Travis County Housing Finance Corp.
3.75%, 06/01/2005                                                       205,000           205,000
                                                                                     ------------
                                                                                       24,133,290
                                                                                     ============

Utah - 3.45%
Utah Housing Corp.
3.36%, 07/01/2014                                                     2,850,000         2,865,504
3.39%, 07/01/2014                                                     2,000,000         2,011,980
3.48%, 07/01/2014                                                     2,000,000         2,062,900
3.52%, 07/01/2014                                                     2,000,000         2,023,900
4.04%, 07/01/2015                                                     3,150,000         3,170,475
4.55%, 07/01/2015                                                     1,600,000         1,652,672
4.87%, 07/20/2014                                                       180,000           187,119
5.26%, 07/20/2018                                                       710,000           746,125
6.10%, 07/20/2028                                                     4,250,000         4,666,840
6.21%, 07/20/2018                                                     1,085,000         1,182,531
6.25%, 07/20/2018                                                       790,000           847,417
                                                                                     ------------
                                                                                       21,417,463
                                                                                     ============

Virginia - 6.13%
Virginia Housing Development Authority
4.40%, 09/01/2012                                                     2,850,000         2,858,607
4.82%, 03/01/2016                                                     1,280,000         1,283,187
5.00%, 12/25/2032                                                     4,375,040         4,369,571
5.07%, 03/01/2023                                                     3,880,000         3,924,620
5.35%, 12/01/2019                                                     4,845,000         4,991,610
5.50%, 12/01/2020 to 06/25/2034                                      16,501,213        16,741,251
6.00%, 05/01/2013                                                     1,000,000         1,077,130
6.50%, 06/25/2032                                                     2,690,979         2,794,415
                                                                                     ------------
                                                                                       38,040,391
                                                                                     ============

The accompanying notes are an integral part of the financial statement.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
--------------------------------------------------------------------------------

Washington - 1.10%
State of Washington
2.00%, 07/01/2005                                                     750,000             749,377
3.40%, 07/01/2007                                                   1,000,000             990,090

Washington State Housing Finance Commission
3.07%, 06/15/2037 (b)                                               1,625,000           1,625,000
3.12%, 09/15/2037 (b)                                                 700,000             700,000
6.03%, 01/01/2020                                                     760,000             822,837
6.70%, 07/15/2018                                                   1,755,000           1,909,159
                                                                                     ------------
                                                                                        6,796,463
                                                                                     ============

TOTAL MUNICIPAL BONDS (Cost $230,621,751)                                            $234,150,082
                                                                                     ------------

MISCELLANEOUS INVESTMENTS - 3.85%                                      Shares               Value
                                                                       ------               -----
Miscellaneous Investment - 3.85%
Asset Management Fund Adjustable Rate
Mortgage Portfolio                                                     19,323             188,594
Asset Management Fund Shares Ultra Short Portfolio                  1,396,837          13,702,969
Community Reinvestment Revenue Notes,
2.77%, 07/01/2010 (c)                                                 977,182             967,508
CRF Affordable Housing, 5.5%, 04/25/2035 (a) (c)                    8,764,115           8,997,293
                                                                                     ------------

TOTAL MISCELLANEOUS INVESTMENTS
(Cost $23,793,463)                                                                    $23,856,364
                                                                                     ============
                                                                      Principal
                                                                       Amount               Value
                                                                       ------               -----
SHORT TERM INVESTMENTS - 2.66%
Certificate of Deposit - 0.08%
Louisville Community Development
1.75%, 11/22/2005                                                    $100,000            $100,000

Native American Bank
2.90%, 09/27/2005                                                     100,000             100,000

One United Bank
3.05%, 08/22/2005                                                     100,000             100,000

Opportunities Credit Union
1.25%, 06/25/2005                                                     100,000             100,000
Self Help Credit Union
2.34%, 07/04/2005                                                     100,000             100,000
                                                                                     ------------
                                                                                          500,000
                                                                                     ============

                                                                       Shares               Value
Money Market Funds - 2.58%
Evergreen Institutional Money Market Fund                          15,993,816          15,993,816
                                                                                     ------------
TOTAL SHORT TERM INVESTMENTS (Cost $16,493,816)                                       $16,493,816
                                                                                     ============

Total Investments (Cost $651,264,693) - 106.40%                                      $659,675,363
Liabilities in Excess of Other Assets, Net (6.40)%                                   (39,689,808)
                                                                                     ------------
TOTAL NET ASSETS - 100.00%                                                           $619,985,555
                                                                                     ============

The accompanying notes are an integral part of the financial statement.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
--------------------------------------------------------------------------------

Footnotes

The following information for the Funds is presented on an income tax basis as of May 31,2005:

Cost of Investments                                                 651,264,693
Gross Unrealized Appreciation                                         9,687,030
Gross Unrealized Depreciation                                       (1,276,360)
                                                                    -----------
Net Unrealized Gain/(Loss)                                            8,410,670
                                                                    ===========

(a) Securities for which market quotations are not readily available are valued at fair value determined by the Advisor and compared to independent third party sources. Such values are approved on a quarterly basis by the Board of Trustees. The total fair value of such securities at May 31, 2005 is $96,546,161 which represents 15.57% of total net assest.

(b) Variable rate securities, the coupon rate shown is the effective interest rate as of May 31, 2005.

(c) Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. At May 31, 2005, these securities amounted to $10,564,801 which represents 1.70% of total net assets.

The accompanying notes are an integral part of the financial statement.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
--------------------------------------------------------------------------------
Statement of assets and liabilities as of May 31, 2005

Assets:
  Investments, at market (identified cost $651,264,693)                             $659,675,363
  Cash:                                                                                   38,006
  Receivables:
  Capital shares sold                                                                     34,109
  Interest and dividends                                                               3,959,383
  Prepaid expenses                                                                        27,578
                                                                                    ------------
  Total Assets                                                                      $663,734,439
                                                                                    ============
Liabilities:
  Payables:
  Investment securities purchased                                                     42,017,252
  Distributions payable                                                                1,158,042
  Advisory fees due to Advisor                                                           258,905
  Accrued expenses                                                                       145,493
  Distribution 12b-1 fees                                                                129,444
  Trustee fees                                                                            28,000
  Capital shares payable                                                                 $11,748
                                                                                    ------------
  Total Liabilities                                                                  $43,748,884
                                                                                    ============
Net Assets                                                                          $619,985,555
  Net Assets consist of:
  Paid-In Capital                                                                    612,128,111
  Undistributed net investment income                                                     10,000
  Undistributed realized loss on investments                                           (563,226)
  Net unrealized appreciation on investments                                           8,410,670
                                                                                    ------------
  Net Assets (Unlimited shares of no par value authorized
  57,646,599 shares outstanding)                                                    $619,985,555
                                                                                    ============
  Net Asset Value and offering price per share
  ($619,985,555 / 57,646,599 shares)                                                      $10.75

The accompanying notes are an integral part of the financial statement.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
--------------------------------------------------------------------------------
Statement of operations as of May 31, 2005

Investment Income
Interest                                                                            $24,672,804
Dividends                                                                               303,491
                                                                                    -----------
  Total investment income                                                           $24,976,295
                                                                                    ===========
Expenses
Investment advisory fees                                                             $2,705,686
Distribution fees                                                                     1,352,791
Accounting and administration fees                                                      333,060
Custodian fees                                                                           70,614
Insurance expense                                                                        73,312
Interest expense                                                                          1,892
Officers' compensation fees                                                              26,001
Printing expense                                                                         14,606
Professional fees                                                                       294,923
Registration and filing expenses                                                         54,719
Trustee fees                                                                            166,249
Other                                                                                    89,526
                                                                                    -----------
  Total net expenses                                                                 $5,183,379
                                                                                    ===========
Net investment income                                                               $19,792,916
Realized and unrealized gain/(loss)on investments:
Net realized loss on investments                                                      (403,933)
Net change in unrealized appreciation/(depreciation)
on investments                                                                       13,189,302
                                                                                    -----------
                                                                                     12,785,369
                                                                                    ===========
Net increase in net assets resulting from operations                                $32,578,285

The accompanying notes are an integral part of the financial statement.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
--------------------------------------------------------------------------------
Change in net assets as of May 31, 2005

                                                   For the           For the
                                                 Fiscal Year        Fiscal Year
                                                    Ended             Ended
Increase in Net Assets                           May 31, 2005      May 31, 2004
                                                 ------------      ------------
Operations:
  Net investment income                          $  19,792,916    $  13,667,686
  Net realized gain/(loss) on investments             (403,933)         479,343
  Net change in unrealized appreciation/
  (depreciation) on investments                     13,189,302      (19,709,746)
                                                 -------------    -------------
Net increase/(decrease) in net assets resulting
from operations                                     32,578,285       (5,562,717)
                                                 =============    =============
Distributions to shareholders from:
  Net investment income                            (19,782,916)     (13,667,870)
  Realized capital gains:
  Long-term gains                                           --       (3,157,348)
                                                 -------------    -------------
Total distributions                                (19,782,916)     (16,825,218)
                                                 =============    =============
Capital share transactions:
  Shares sold                                      140,653,816      188,154,200
  Shares reinvested                                  8,521,125        8,383,931
  Shares redeemed                                   (8,743,297)     (15,483,798)
                                                 -------------    -------------
Increase in net assets from capital share
transactions                                       140,431,644      181,054,333
                                                 -------------    -------------
Increase in net assets                             153,227,013      158,666,398
Net Assets:
Beginning of year                                  466,758,542      308,092,144
                                                 -------------    -------------
  End of year                                    $ 619,985,555    $ 466,758,542
                                                 =============    =============
Undistributed net investment income              $      10,000    $          --
Share Transactions:
  Shares sold                                       13,170,189       17,478,541
  Shares reinvested                                    798,537          782,822
  Redeemed                                            (818,306)      (1,432,173)
                                                 -------------    -------------
Increase in shares                                  13,150,420       16,829,190
Shares outstanding at beginning of year             44,496,179       27,666,989
                                                 -------------    -------------
Shares outstanding at end of year                   57,646,599       44,496,179
                                                 =============    =============

The accompanying notes are an integral part of the financial statement.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
--------------------------------------------------------------------------------
Financial Highlights - Per share data (for a share outstanding throughout each year)

                          For the       For the        For the        For the       For the
                         Fiscal Year  Fiscal Year    Fiscal Year    Fiscal Year   Fiscal Year
                           Ended         Ended          Ended          Ended         Ended
                          5/31/05       5/31/04        5/31/03        5/31/02       5/31/01
                          -------       -------        -------        -------       -------
Net Asset Value,
Beginning of Year        $ 10.49       $ 11.14         $ 10.39        $ 10.24       $ 9.77
                         =======       =======         =======        =======       ======
Investment
Operations:
  Net investment
  income                    0.39 (a)      0.39 (a)        0.48 (a)       0.53 (a)     0.58 (a)
  Net realized and
  unrealized
  gain/(loss) on
  investments               0.26 (a)     (0.56) (a)       0.75 (a)       0.19 (a)     0.47 (a)
                         -------       -------         -------        -------       ------
Total from
investment
operations                  0.65         (0.17)           1.23           0.72         1.05
                         -------       -------         -------        -------       ------
Distributions from:
  Net investment
  income                   (0.39)        (0.39)          (0.48)         (0.53)       (0.58)
  Realized capital
  gains                        -          (0.09)             -          (0.04)           -
                         -------       -------         -------        -------       ------
Total distributions        (0.39)        (0.48)          (0.48)         (0.57)       (0.58)
                         -------       -------         -------        -------       ------
Net Asset Value,
End of Year              $ 10.75       $ 10.49         $ 11.14        $ 10.39      $ 10.24
                         =======       =======         =======        =======      =======
Total Return                6.25%        (1.61)%         12.11%          7.12%       10.96%
Ratios/Supplemental Data
Net assets, end of
period (in 000's)       $619,986     $ 466,759       $ 308,092      $ 171,193     $ 44,116
Ratio of expenses to
average net assets:
Before advisory
fee waiver                  0.96%         0.99%           1.02%          1.25%        2.34%
After advisory fee
waiver                      0.96%         0.99%           1.00%          1.00%        1.00%
Ratio of net investment
income to average
net assets:
Before advisory
fee waiver                  3.66%         3.65%           4.48%          5.04%        4.84%
After advisory
fee waiver                  3.66%         3.65%           4.50%          5.29%        6.18%
Portfolio turnover
rate                       14.35%        54.04%          70.60%        104.65%       59.32%

(a) Based on the average daily number of shares outstanding during the year.

The accompanying notes are an integral part of the financial statement.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
--------------------------------------------------------------------------------
Notes to financial statements May 31, 2005

Note 1 - ORGANIZATION AND
SIGNIFICANT ACCOUNTING POLICIES

The Community Reinvestment Act Qualified Investment Fund (the "Fund" or the "Trust") was organized as a Delaware business trust on January 15, 1999. The Fund is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end investment company. The Fund is a non-diversified fund. The Fund is organized to offer a single class of shares of beneficial interest. CRAFund Advisors, Inc., (the "Advisor") is the Fund's investment adviser. The Fund commenced investment operations on August 30, 1999.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

Security Valuation. Investments in securities traded on a national securities exchange are valued at the last reported bid price. Debt securities are valued by using market bid quotations or independent pricing services which use bid prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. When market quotations are not readily available, securities and other assets are valued at fair value as determined by the Advisor and compared to independent third party sources. Short-term obligations having a remaining maturity of 60 days or less are valued at amortized cost or original cost plus accrued interest, which the Board of Trustees believes represents fair market value. Discounts and premiums on debt securities are amortized to income over their prospective lives, using the interest method. The Adviser has determined that all investments held by the Fund are liquid.

Mortgage Backed To-Be-Announced Securities. The Fund may enter into mortgage-backed to-be-announced securities ("TBAs"). These derivative financial instruments are subject to varying degrees of market and credit risk. TBAs provide for the delayed delivery of the underlying instrument. The contractual or notional amounts related to these financial instruments adjusted for unrealized market valuation gains or losses are recorded on the statement of net assets on a trade date basis. The credit risk related to settlements is limited to the unrealized market valuation gains recorded in the statement of operations. Market risk is substantially dependent upon the value of the underlying financial instruments and is affected by market forces such as volatility and changes in interest rates.

Repurchase Agreements. The Fund may invest in repurchase agreements from broker-dealers, banks and other financial institutions, provided that the Fund's custodian always has possession of the securities serving as collateral for the repurchase agreements or has proper evidence of book entry receipt of the securities. In a repurchase agreement, the Fund purchases securities subject to the seller's simultaneous agreement to repurchase those securities from the Fund at a specified time and price. The repurchase price reflects an agreed-upon interest rate during the time of investment. All repurchase agreements entered into by the Fund must be collateralized by U.S. Government securities, the market values of which equal or exceed 102% of the principal amount of the Fund's investment. At May 31, 2005, the Fund had no repurchase agreements outstanding.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
--------------------------------------------------------------------------------

Investment Income and Securities Transactions. Security transactions are accounted for on the date the securities are purchased or sold. Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund. Interest income is recognized on an accrual basis. The Fund is considered non-diversified due to significant holdings in Fannie Mae, Freddie Mac and Ginnie Mae mortgage-backed securities, FHA Project Loans and certain state municipal bonds. Investments in these issues could represent a concentration of credit risk.

Federal Income Taxes. It is the policy of the Fund to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its share-holders. Therefore, no Federal income tax provision is required.

Distributions to Shareholders. Dividends from net investment income are declared and paid monthly and distributable net realized capital gains, if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Use of Estimates. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 2 - CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund for the fiscal year ended May 31, 2005 were as follows:

                                                    Shares          Amount
                                                    ------          ------
Shares sold                                       13,170,189     $140,653,816
Shares reinvested                                    798,537        8,521,125
Redeemed                                            (818,306)      (8,743,297)
                                                  ----------     ------------
Net Increase                                      13,150,420     $140,431,644
                                                  ==========     ============

Transactions in shares of the Fund for the fiscal year ended May 31, 2004 were as follows:

                                                    Shares          Amount
                                                    ------          ------
Shares sold                                       17,478,541    $ 188,154,200
Shares reinvested                                    782,822        8,383,931
Redeemed                                          (1,432,173)     (15,483,798)
                                                  ----------     ------------
Net Increase                                      16,829,190     $181,054,333
                                                  ==========     ============

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
--------------------------------------------------------------------------------

Note 3 - INVESTMENT TRANSACTIONS

The aggregate purchases and sales of investments, excluding short-term investments, by the Fund for the fiscal year ended May 31, 2005, were as follows:

Purchases:
       U.S. Government                                     -
       Other                                    $190,620,703
Sales:
       U.S. Government                                     -
       Other                                     $78,733,927

Cost of securities for tax purposes is substantially the same as for financial reporting purposes.

At May 31, 2005, gross unrealized appreciation/(depreciation) of investments for tax purposes was as follows:

Appreciation                                      $9,687,030
Depreciation                                      (1,276,360)
                                                  ----------
Net appreciation on investments                   $8,410,670
                                                  ==========

Note 4 - ADVISORY AND DISTRIBUTION FEES

The Fund has entered into an Advisory Agreement with CRAFund Advisors, Inc., a registered investment advisor, to provide the Fund with investment management services. Pursuant to the Advisory Agreement, the Advisor is entitled to receive a fee, calculated daily and paid monthly, at the annual rate of 0.50% as applied to the Funds' daily net assets. For the fiscal year ended May 31, 2005, the Advisor received advisory fees of $2,705,686.

The Fund has adopted a distribution plan (the "Plan"), pursuant to Rule 12b-1 under the Act, which permits the Fund to pay certain expenses associated with the distribution of its shares.The Plan provides that the Fund will pay the distributor annual fees of up to 0.25% of the Fund's average daily net assets for distribution and other services and the assumption of related expenses. For the fiscal year ended May 31, 2005, the Fund incurred distribution expenses of $1,352,791.

For the year ended May 31, 2005, the Advisor contractually agreed to reimburse the Fund to the extent total annualized expenses exceed 1.00% of the Fund's average daily net assets. For the fiscal year ended May 31, 2005, the Advisor was not required to reimburse any Fund expenses.

The President and Treasurer of the Fund is affiliated with the Advisor.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
--------------------------------------------------------------------------------

Note 5 - DISTRIBUTIONS TO SHAREHOLDERS

The tax character of dividends (other than return of capital dividends for the year) for each fiscal year indicated were as follows:

                                       Fiscal Year Ended      Fiscal Year Ended
                                         May 31, 2005            May 31, 2004
                                         ------------            ------------
       Distributions paid from:
        Ordinary income                  $19,782,916             $13,667,870
        Long-term capital gain                     -               3,157,348
                                         -----------             -----------
       Total distributions               $19,782,916             $16,825,218
                                         ===========             ===========

The Fund's tax-basis capital gains and losses are determined only at the end of each fiscal year. As of May 31, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income                    $    10,000
Undistributed capital gain/(loss), net              (563,226)
Unrealized appreciation/(depreciation), net        8,410,670
                                                 -----------
  Distributable earnings, net                    $ 7,857,444
                                                 ===========

For tax purposes, for the year ended May 31, 2005, the Fund distributed $19,782,916 of ordinary income and the Fund had tax basis capital losses of $403,933 available to offset future net capital gains through May 31, 2013.

The Fund will use the capital losses to offset net taxable capital gains, if any, realized during the year ending May 31, 2006; should the Fund realize net capital losses in fiscal 2006 the losses will be carried forward and available for future years.

Note 6 - PROXY POLICES & N-Q FILINGS

Proxy Policies (Unaudited)

A description of the policies and procedures that The Community Reinvestment Act Qualified Investment Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolios securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-877-272-1977 and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

N-Q Filings (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the "SEC") for its first and third fiscal quarters on Form N-Q which would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31.The Form N-Q filing must be made within 60 days of the end of the appropriate quarter.The Fund's Form N-Qs are available on the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of the
Community Reinvestment Act Qualified Investment Fund:

We have audited the accompanying statement of assets and liabilities of The Community Reinvestment Act Qualified Investment Fund (the "Fund"), including the schedule of investments, as of May 31, 2005 and the related statement of operations for the year then ended, the statements of changes in net assets for each year in the two-year period then ended and the financial highlights for each year in the three-year period then ended. The financial highlights for the years ended May 31, 2002 and May 31, 2001 were audited by other auditors.Those auditors expressed an unqualified opinion on those financial statements in their report dated July 5, 2002.These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.The Fund is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purposes of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of May 31, 2005, the results of its operations, changes in net assets and financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

GRANT THORNTON LLP
New York, New York
July 15, 2005

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
--------------------------------------------------------------------------------

Trustees & Officers (unaudited)

The business and affairs of the Trust are managed under the direction of the Trust's Board of Trustees in accordance with the laws of the State of Delaware and the Trust's Declaration of Trust. Information pertaining to the trustees and officers of the Trust is set forth below. Trustees who are not deemed to be "interested persons" of the Trust as defined in the 1940 Act are referred to as "Independent Trustees." Trustees who are deemed to be "interested persons" of the Trust are referred to as "Interested Trustees."

                                                                       Number of
                                                                       Portfolios
                                                     Principal          in Fund         Other
                       Position(s)    Served in    Occupation(s)        Complex     Directorships
Name, Address           Held with      Position     During Past         Overseen       Held by
and Age(1)              the Trust      Since(2)       5 Years        by Trustee(3)   Trustee(4)
----------              ---------      --------       -------        -------------   ----------
--------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------------------------
John E. Taylor         Chairman of       6/1/99  President and Chief       1              1
Age 55                   the Board               Executive Officer,
                       and Trustee               National Community
                                                 Reinvestment
                                                 Coalition, January
                                                 1992 to present.
--------------------------------------------------------------------------------------------------
Burton Emmer               Trustee       6/1/99  Assistant to Chief        1              1
Age 67                                           Executive Officer,
                                                 CHS Electronics,
                                                 Inc., October 1998
                                                 to December 2000;
                                                 Partner, Grant
                                                 Thornton LLP
                                                 (certified public
                                                 accountants),
                                                 August 1979 to
                                                 August 1998.
--------------------------------------------------------------------------------------------------
Heinz Riehl                Trustee       6/1/99  President, Riehl          1              1
Age 69                                           World Training &
                                                 Consulting, Inc.
                                                 (bank consulting),
                                                 1996 to present;
                                                 Faculty Member,
                                                 New York University,
                                                 1982 to present.
--------------------------------------------------------------------------------------------------
Irvin M. Henderson         Trustee      6/26/00  President and CEO,        1              1
Age 49                                           Henderson &
                                                 Company, 1993
                                                 to present.
--------------------------------------------------------------------------------------------------
Robert O. Lehrman          Trustee      9/29/00  Self-employed             1              1
Age 70                                           attorney and
                                                 business consultant
                                                 from January 1997
                                                 to present;
                                                 Director,
                                                 Community Capital
                                                 Bank (NY).
--------------------------------------------------------------------------------------------------

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
OFFICERS
--------------------------------------------------------------------------------------------------
David K. Downes        President       1/29/04  President and Chief             N/A       N/A
c/o CRAFund                                     Executive Officer,
Advisors, Inc.                                  CRAFund Advisors,
1830 Main Street                                Inc. since January
Suite 204                                       2004; President and
Weston, FL 33326                                CEO of Delaware
Age 65                                          Family of Funds and
                                                COO of Delaware
                                                Investments from
                                                1997 to August
                                                2003; Independent
                                                Chairman of the Board
                                                of Trustees, Quaker
                                                Investment Trust since
                                                January 2004; Director,
                                                Internet Capital Group
                                                since October, 1993.
--------------------------------------------------------------------------------------------------
Timothy Richards,        Chief          9/1/04  General Counsel and             N/A       N/A
J.D., LL.M.           Compliance                Chief Compliance
111 Mapleflower Rd.     Officer                 Officer, CRAFund
Glenmore, PA 19343                              Advisors, Inc. since
Age 40                                          September 1, 2004;
                                                General Counsel,
                                                Quaker Funds, Inc.
                                                since September
                                                2003; Chief
                                                Compliance Officer,
                                                Quaker Investment
                                                Trust, since March
                                                2004; Chief Trust
                                                Officer, Millennium
                                                Bank 2001-2003;
                                                Director of Wealth
                                                Management Group,
                                                Millennium Bank
                                                2000-2003; Senior
                                                Manager, Vanguard
                                                Fiduciary Trust
                                                Company,
                                                1998-2000.
--------------------------------------------------------------------------------------------------
Michael P. Malloy      Secretary        6/1/99  Partner, Drinker                N/A       N/A
Drinker Biddle &                                Biddle & Reath LLP
Reath LLP                                       (law firm) since 1993.
One Logan Square
18th and Cherry Sts.
Philadelphia, PA
19103
Age 46
--------------------------------------------------------------------------------------------------
Mr. Paul Giorgio       Treasurer        4/8/05  Chief Financial                 N/A       N/A
83 General Warren                               Officer, Citco Mutual
Boulevard, Suite 200                            Fund Services, Inc.,
Malvern, PA 19355                               since May 2001.
Age 41                                          Chief Financial
                                                Officer, Quaker
                                                Securities, Inc., from
                                                2000-2001. Chief
                                                Financial Officer,
                                                Declaration Service
                                                Company, from 1997
                                                to 2001.
--------------------------------------------------------------------------------------------------

(1) Each Trustee may be contacted by writing to the Trustee, c/o CRAFund Advisors, Inc., 1830 Main Street, Suite 204,Weston, Florida 33326.

(2) Each Trustee holds office until he resigns, is removed or dies. The president, treasurer and secretary shall hold office for a one year term and until their respective successors are chosen and qualified, or until such officer dies or resigns.

(3) The Fund Complex consists of the Trust. The Trust has one portfolio, the Fund.

(4) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e.,"public companies") or other investment companies registered under the 1940 Act.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
--------------------------------------------------------------------------------

Approval of Advisory Agreement (unaudited)

At a meeting held on April 8, 2005, the Board of Trustees of the Trust, including a majority of the Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940, as amended (the "Independent Trustees")), approved the continuation of the Trust's Advisory Agreement with the Advisor for an additional one-year period. In connection with such approvals, the Trustees initially met in executive session with counsel to the Trust, and discussed the written materials that the Advisor had provided describing: (i) the nature, extent and quality of the Advisor's services to be provided to the Trust; (ii) the experience and qualifications of the portfolio manager; (iii) the Advisor's investment philosophy and process; (iv) the Advisor's assets under management; (v) the current advisory fee arrangement with the Trust; (vi) the Trust's performance, advisory fee, and expenses compared to other funds; (vii) the Advisor's financial statements and profitability analysis; (viii) other possible benefits to the Advisor arising from its advisory and other relationships with the Trust; and (ix) the extent to which economies of scale are relevant to the Trust.

Following the executive session, the Advisor reviewed, and answered Trustees' questions about, the Advisor's materials relating to contract renewal. Among other things, those materials covered the matters noted above and considered and discussed by the Trustees in executive session and included a March 30, 2005 letter of the Advisor responding to specific contract renewal questions. The Advisor also reviewed, and answered Trustees' questions about, the business plan and strategy for the Advisor and the Trust.

Counsel to the Trust reviewed his firm's memorandum to the Board about the legal principles applicable to the Board's consideration of the approval of the Advisory Agreement, including without limitation, the Board's responsibility under Federal and state law.

After discussion, the Trustees, including a majority of the Independent Trustees, concluded that the Advisor had the capabilities, resources and personnel necessary to manage the Trust. In reaching this conclusion, the Trustees considered the experience and quality of the portfolio manager and the performance of the Trust, concluding that the performance has been competitive. The Trustees, including a majority of the Independent Trustees, also concluded that the Trust's advisory fee and expenses are competitive and reasonable, and that the Advisor's profitability seemed reasonable. The Trustees also considered and determined that the benefits derived by the Advisor for managing the Trust seemed reasonable. Based on the factors considered, the Trustees, including a majority of the Independent Trustees, concluded that it was appropriate to renew the Advisory Agreement.

[LOGO] CRA Fund
       --------
       ADVISORS
1830 Main Street o Suite 204 o Weston, FL 33326
954-217-7999 o Fax: 954-217-0769 o Toll-Free: 877-CRA-1977 o www.CRAFUND.com

ITEM 2.  CODE OF ETHICS.

      (a) The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

      (b) During the period covered by this report, there were no amendments to any provision of the code of ethics.

      (c) During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

      (d) The registrant's code of ethics is filed herewith.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Trustees has determined that Burt Emmer, a member of the registrant's Board of Trustees and Audit Committee, qualifies as an audit committee financial expert. Mr. Emmer is "independent" as that term is defined in paragraph (a)(2) of this Item's instructions.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

      (a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant's principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $48,250 and $44,250 for fiscal years ended May 31, 2005 and 2004, respectively.

      (b) Audit Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the registrant's principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and not reported under paragraph (a) of this item were $1,750 and $1,750 for the fiscal years ended May 31, 2005 and 2004, respectively for consent.

      (c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance were $5,000 and $5,000 for the fiscal years ended May 31, 2005 and 2004, respectively.

      (d) All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant's principal accountant, other than the services reported in paragraphs
            (a) through (c) of this Item were $0 and $0 for the fiscal years ended May 31, 2005 and 2004, respectively.

     (e)(1) The audit committee does not have pre-approved policies and procedures. Instead, the audit committee or sub-audit committee approves on a case-by-case basis each audit or non-audit service before the accountant is engaged by the registrant.

     (e)(2) There were no services described in each of paragraphs (b) through
            (d) of this item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

      (f) Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

      (g) All non-audit fees billed by the registrant's accountant for services rendered to the Fund for the fiscal years ended May 31, 2005 and May 31, 2004 are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's accountant for the registrant's adviser.

      (h)   Not applicable.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS

Included in Annual Report to Shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There has been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 10.  CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

      (a)(1) The Community Reinvestment Act Qualified Investment Fund's Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 11(a)(1) of the registrant's Form N-CSR filed on August 9, 2004 (Accession Number 0001144204-04-011369).

      (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

      (b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) The Community Reinvestment Act Qualified Investment Fund
             -------------------------------------------------------------------


By (Signature and Title) /s/ David K. Downes
                        --------------------------------------------------------
                         David K. Downes, President

Date 07/29/2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title) /s/ David K. Downes
                        --------------------------------------------------------
                         David K. Downes, President

Date 07/29/2005
    ----------------------------------------------------------------------------


By (Signature and Title) /s/ Paul Giorgio
                        --------------------------------------------------------
                         Paul Giorgio, Treasurer

Date 07/29/2005
    ----------------------------------------------------------------------------